SHARE INCENTIVE PLAN - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options outstanding
Outstanding at beginning of year				4,530,158	4,556,458	4,008,558
Granted				530,757		554,000
Forfeited				(594,366)	(26,300)	(6,100)
Expired				(193,000)
Outstanding at end of year	4,530,158	4,556,458	4,008,558	4,273,549	4,530,158	4,556,458
Vested and expected to vest	4,530,158	4,556,458		4,273,549	4,530,158	4,556,458
Exercisable at end of year	4,114,358	3,754,683		3,537,509	4,114,358	3,754,683
Weighted average exercise price
Outstanding at beginning of year				$ 6.15	$ 6.16	$ 7.02
Granted				0.001		0.01
Forfeited				4.58	7.20	8.49
Expired				1.08
Outstanding at end of year	$ 6.15	$ 6.16	$ 7.02	5.83	6.15	6.16
Vested and expected to vest	6.15	6.16		5.83	6.15	6.16
Exercisable at end of the year	6.77	6.70		7.05	6.77	6.70
Weighted average grant-date fair value per option
Outstanding at beginning of year				3.43	3.43	3.54
Granted				1.69		2.69
Forfeited				0.19	4.04	8.51
Expired				2.62
Outstanding at end of year	3.43	3.43	$ 3.54	3.47	3.43	3.43
Vested and expected to vest	3.43	3.43		3.47	3.43	3.43
Exercisable at end of the year	$ 3.51	$ 3.40		$ 3.79	$ 3.51	$ 3.40
Weighted-average remaining contractual term (years)
Weighted-average remaining contractual term (in years)	4 years 3 months 14 days	5 years 4 months 9 days	5 years 1 month 20 days	4 years 1 month 2 days	4 years 3 months 14 days	5 years 4 months 9 days
Weighted-average remaining contractual term, granted (in years)						9 years 9 months 25 days
Vested and expected to vest				4 years 1 month 2 days	4 years 3 months 14 days	5 years 4 months 9 days
Weighted-average remaining contractual term, exercisable at end of the year (in years)				3 years 1 month 13 days	3 years 9 months 29 days	4 years 7 months 13 days
Aggregate intrinsic value
Aggregate intrinsic value	$ 2,846	$ 2,175	$ 6,084	$ 571	$ 2,846	$ 2,175
Aggregate intrinsic value, granted		1,312				1,312
Vested and expected to vest	2,846	2,175		571	2,846	2,175
Aggregate intrinsic value, exercisable at end of the year	$ 1,730	$ 2,175		$ 571	$ 1,730	$ 2,175